111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  October 31, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust XVII (the “Trust”) (File Nos. 33-37615 and 811-6174) on behalf of MFS® International Equity Fund (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2025.

 Please call the undersigned at (617) 954-4384 or Pat Aguiar at (617) 954-4698 with any questions you may have.

  Sincerely,

  /S/AMANDA S. MOORADIAN

  Amanda S. Mooradian

  Vice President and Senior Counsel